Derivatives (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ 11,029	$ 20,671	$ (4,876)
Fair value change recognized in OCI during the year	22,504	25,893	59,250
Total amount reclassified from cash flow hedge reserve to the statement of income during the year (note 10)	(29,517)	(35,535)	(33,703)
to "Customer support and operations"	546	(1,040)	(1,372)
to "General and administrative expenses"	(29,211)	(33,669)	(31,183)
to "Marketing expenses"	(852)	(826)	(1,148)
Balance at end of the year	$ 4,016	$ 11,029	$ 20,671